Deposits and other borrowings - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Deposits and other borrowings
Total deposits and other borrowings	$ 720,489	$ 688,168
Australia
Deposits and other borrowings
Total deposits and other borrowings	627,010	590,728
Australia | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	33,215	32,947
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	128,705	120,354
Australia | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	110,393	114,097
Australia | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	197,415	179,110
Australia | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	157,282	144,220
New Zealand
Deposits and other borrowings
Total deposits and other borrowings	74,912	76,544
New Zealand | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	1,711	2,247
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	10,287	11,514
New Zealand | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	8,815	8,160
New Zealand | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	17,854	18,796
New Zealand | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	36,245	35,827
Other overseas
Deposits and other borrowings
Total deposits and other borrowings	18,567	20,896
Other overseas | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	11,948	12,023
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	1,193	1,358
Other overseas | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	736	789
Other overseas | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	987	1,003
Other overseas | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	3,703	5,723
Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	644,481	610,357
Parent Entity | Australia
Deposits and other borrowings
Total deposits and other borrowings	627,010	590,728
Parent Entity | Australia | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	33,215	32,947
Parent Entity | Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	128,705	120,354
Parent Entity | Australia | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	110,393	114,097
Parent Entity | Australia | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	197,415	179,110
Parent Entity | Australia | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	157,282	144,220
Parent Entity | Other overseas
Deposits and other borrowings
Total deposits and other borrowings	17,471	19,629
Parent Entity | Other overseas | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	11,948	12,023
Parent Entity | Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	503	548
Parent Entity | Other overseas | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	532	573
Parent Entity | Other overseas | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	892	883
Parent Entity | Other overseas | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	$ 3,596	$ 5,602